Annual Fund Operating Expenses	12 Months Ended
Dec. 31, 2012
Vanguard Total Bond Market Index Fund - Institutional Shares | Vanguard Total Bond Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Long-Term Bond Index Fund - Institutional Shares | Vanguard Long-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Bond Index Fund - Institutional Shares | Vanguard Short-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Bond Index Fund - Institutional Plus Shares | Vanguard Short-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Total Bond Market Index Fund - Institutional Plus Shares | Vanguard Total Bond Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Long-Term Bond Index Fund - Institutional Plus Shares | Vanguard Long-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares | Vanguard Intermediate-Term Bond Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.05%